INVESTMENT IN ASSOCIATE AND CONVERTIBLE NOTE RECEIVABLE (Tables)	12 Months Ended
Mar. 31, 2024
Investment In Associate And Convertible Note Receivable
Schedule of investment associate and convertible note receivable

Name	Principal Activity	Place of Incorporation and Principal Place of Business	Voting Rights Held as of March 31, 2024	Voting Rights Held as of March 31, 2023
Associate: Stimunity S.A.	Biotechnology	Paris, France	48.9%	44.0%

Schedule of investment in Stimunity S.A.

	As of and for the Years Ended March 31,
(In thousands)	2024	2023	2022

Balance, beginning of year	$806	$1,673	$1,735
Share of loss	(233)	(260)	(62)
Conversion of Stimunity Convertible Note	429	—	—
Impairment loss	(1,002)	(607)	—
Balance, end of year	$—	$806	$1,673